Financial Instruments Risk	12 Months Ended
Mar. 31, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments Risk	Financial Instruments Risk
The Company is exposed to a variety of financial instrument related risks. The Board mitigates these risks by assessing, monitoring and approving the Company’s risk management processes.

(a)Credit risk

Credit risk is the risk of a potential loss to the Company if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk from its cash and cash equivalents, restricted cash, accounts receivable and lease receivables. The risk exposure is limited to their carrying amounts reflected on the consolidated statements of financial position.

The risk for cash and cash equivalents is mitigated by holding these instruments with highly rated Canadian financial institutions. Certain restricted funds in the amount of $45.1 million are retained by an insurer under the Segregated Accounts Companies Act governed by the Bermuda Monetary Authority. As the Company does not invest in asset-backed deposits or investments, it does not expect any credit losses. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the financial institutions.

The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is generally minimal for receivables from government bodies, which generally have low default risk. Credit risk for non-government customers is assessed on applying the simplified ECL approach and a case-by-case basis. As of March 31, 2026, $36.2 million (March 31, 2025 – $26.2 million) of accounts receivable, net of allowances, are from non-government wholesale customers.

As at March 31, 2026, the provision for expected credit losses is $2.4 million (March 31, 2025 – $0.8 million). The increase relates to one customer in which credit risk increased significantly since initial recognition. During the year ended March 31, 2026, the Company had a recovery of $0.1 million (year ended March 31, 2025 – impairment of $0.1 million) and recognized an expense of $1.6 million (year ended March 31, 2025 – $0.1 million) in the consolidated statements of income (loss) and comprehensive income (loss).

As at March 31, 2026, two customers made up 10% or more of trade accounts receivable (March 31, 2025 – one customer). Customers are either billed prior to the delivery of goods or after, in which typical payment terms are 30-60 days.

The Company’s aging of trade receivables, net was as follows:

	March 31, 2026	March 31, 2025
	$	$
0 – 60 days	41,335	30,094
61+ days	630	4,924
	41,965	35,018

The Company’s undiscounted contractual cash flows from lease receivables are as follows:

		March 31, 2026
		$
Next 12 months		1,863
Over 1 year to 2 years		1,653
Over 2 years to 3 years		1,185
Over 3 years to 4 years		618
Over 4 years to 5 years		156
Thereafter		397
Total undiscounted lease payments receivable		5,872
Unearned finance income		(619)
Total lease receivable		5,253
Current	Note 3	(1,588)
Long-term		3,665

During the year ended March 31, 2026, the Company earned $0.4 million (March 31, 2025 - $0.4 million) in interest income on subleases. Interest income is recorded in other income (expenses) in the consolidated statements of income (loss) and comprehensive income (loss).
(b)    Liquidity risk

The composition of the Company’s accounts payable and accrued liabilities was as follows:

	March 31, 2026	March 31, 2025
	$	$
Trade payables	9,310	27,620
Accrued liabilities	24,625	23,830
Payroll liabilities	13,623	19,643
Excise and sales tax payable	3,034	2,512
	50,592	73,605

In addition to the commitments outlined in Note 20, the Company has the following undiscounted contractual obligations as at March 31, 2026, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	50,592	50,592	—	—	—
Lease liabilities (1)	27,721	6,948	14,264	5,170	1,339
Capital commitments (2)	2,795	2,795	—	—	—
	81,108	60,335	14,264	5,170	1,339
(1)Includes interest payable until maturity date.
(2)Relates to remaining commitments that the Company has made to vendors for equipment purchases and capital projects pertaining to existing construction.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with its financial liabilities when they are due. The Company manages liquidity risk through the management of its capital structure and resources to ensure that it has sufficient liquidity to settle obligations and liabilities when they are due. Our ability to fund our operating requirements depends on future operating performance and cash flows, which are subject to economic, financial, competitive, business and regulatory conditions, and other factors, some of which are beyond our control. Our primary short-term liquidity needs are to fund our net operating losses, capital expenditures to maintain existing facilities, short and long-term loans and borrowings and lease payments. Our medium-term liquidity needs primarily relate to lease payments and our long-term liquidity needs primarily relate to potential strategic plans.

As of March 31, 2026, the Company has access to the following capital resources available to fund operations and obligations:

•$64.7 million cash and cash equivalents and $52.2 million short-term investments.

•The cross-border shelf prospectus filed on February 14, 2025 (the “2025 Shelf Prospectus”), which, together with a corresponding registration statement filed with the SEC, qualifies the issuance of U.S. $250 million of Common Shares, warrants, options, subscription receipts, debt securities and/or units during the 25-month period that it remains effective. Volatility in the cannabis industry, stock market and the Company’s share price may impact the amount and our ability to raise financing under the 2025 Shelf Prospectus.

•On February 4, 2026, the Company filed a prospectus supplement establishing a new ATM program that allows the Company to issue and sell up to U.S. $100 million of Common Shares in the capital of the Company from treasury to the public, from time to time, at the Company's discretion, through "at-the-market distributions" as defined in National Instrument 44-102, through the Nasdaq Capital Market or other marketplace in the United States at the prevailing market price at the time of sale. The Company intends to use proceeds raised under the ATM Program, if any, for strategic and accretive purposes only, including for increased cultivation capacity and potential M&A.

Based on all of the aforementioned factors, the Company believes that its current liquidity position and access to the 2025 Shelf Prospectus and the new ATM Program are adequate to fund operating activities and cash commitments for investing, financing and strategic activities for the foreseeable future. In addition, the Company could access restricted cash of approximately $45.1 million relating to its self-insurance policy, if necessary.
(c) Market risk

Market risk is the risk that changes in the market related factors, such as foreign exchange rates and interest rates, will affect the Company’s (loss) income or the fair value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters.

(i)     Currency risk

The operating results and financial position of the Company are reported in Canadian dollars. As the Company operates internationally, certain of the Company’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of the Company’s operations are, therefore, subject to currency transaction and translation risks.

The Company’s main risk is associated with fluctuations in Euros and Australian dollars. The Company holds cash in Canadian dollars, U.S. dollars, Australian dollars and Euros. Assets and liabilities are translated based on the Company’s foreign currency translation policy.

The Company is primarily exposed to changes in the exchange rates between the Canadian dollar and the functional currencies noted in the following table, which demonstrates the sensitivity to changes in exchange rates, with all other variables held constant, on financial instruments denominated in Canadian dollars at the end of the reporting period.

	March 31, 2026		March 31, 2025
	Net income (loss)	Other comprehensive income, net of tax	Net income (loss)	Other comprehensive income, net of tax
	$	$	$	$
EUR/CAD - 10% increase	1,951	10,072	(6,686)	(2,364)
AUD/CAD - 10% increase	(4,105)	2,476	(9,000)	472
	(2,154)	12,548	(15,686)	(1,892)

(ii)    Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate due to changes in market interest rates. Cash and cash equivalents bear interest at market rates.

(iii)     Price risk

Price risk is the risk of variability in fair value due to movements in equity or market prices. The Company’s short-term investments are susceptible to price risk arising from uncertainties about their future outlook, future values and the impact of market conditions. The fair value of short-term investments held in publicly traded entities are based on quoted market prices which short-term investments can be exchanged for. A decrease of 3% would decrease the carrying value of short term investments by $1.6 million to $50.6 million with a corresponding decrease in other income (expense) on the consolidated statements of profit (loss) and comprehensive income (loss).